Summary of accounting policies - Breakdown of office buildings, land , equipment and facilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	¥ 464,449	¥ 440,512
Operating lease ROU assets	185,085	170,782
Land [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	39,233	49,214
Office buildings [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	76,725	71,468
Equipment and facilities [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	59,614	36,279
Software [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	103,385	111,031
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	¥ 407	¥ 1,738